UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21749

                                         CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                         Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                     Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 97.0%
Consumer Discretionary — 19.2%
Automobiles & Components — 1.5%
461,650	Winnebago Industries, Inc.[1]	$10,050,121

Consumer Durables & Apparel — 4.1%
235,800	Brunswick Corp.	9,936,612
817,578	Vera Bradley, Inc.[1,2]	16,907,513

		26,844,125

Consumer Services — 10.4%
627,900	Bravo Brio Restaurant Group, Inc.[1]	8,143,863
714,600	Krispy Kreme Doughnuts, Inc.[1,2]	12,262,536
338,212	Multimedia Games Holding Co. Inc.[1]	12,179,014
1,566,600	Regis Corp.	25,002,936
117,800	Vail Resorts, Inc.	10,220,328

		67,808,677

Retailing — 3.2%
312,164	Children’s Place Retail Stores, Inc. (The)[1]	14,877,736
130,800	Vitamin Shoppe, Inc.[1]	5,806,212

		20,683,948

Total Consumer Discretionary		125,386,871

Energy — 3.3%
261,500	Oasis Petroleum, Inc.[1]	10,933,315
165,550	Oil States International, Inc.[1]	10,247,545

Total Energy		21,180,860

Financials — 23.6%
Banks — 19.4%
293,150	Bank of Hawaii Corp.	16,653,852
263,649	Central Pacific Financial Corp.	4,727,227
835,000	First Horizon National Corp.	10,253,800
666,750	First Midwest Bancorp, Inc.	10,728,007
382,700	Glacier Bancorp, Inc.	9,896,622
349,050	Hancock Holding Co.	11,187,052
1,233,415	Investors Bancorp, Inc.	12,494,494
517,700	MB Financial, Inc.	14,329,936
251,275	UMB Financial Corp.	13,707,051
407,300	Union Bankshares Corp.	9,408,630
456,971	Webster Financial Corp.	13,316,135

		126,702,806

Insurance — 1.6%
452,850	Symetra Financial Corp.	10,564,991

Real Estate — 2.6%
230,475	Chesapeake Lodging Trust	6,718,346
261,009	GEO Group, Inc. The	9,975,764

		16,694,110

Total Financials		153,961,907

Health Care — 11.7%
Health Care Equipment & Services — 8.4%
285,100	CONMED Corp.	10,503,084

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
615,800	Premier, Inc. — Class A1	$20,235,188
282,450	STERIS Corp.	15,241,002
227,250	VCA Antech, Inc.[1]	8,937,742

		54,917,016

Pharmaceuticals & Biotechnology — 3.3%
589,033	Bruker Corp.[1,2]	10,905,946
419,100	Catalent, Inc.[1]	10,490,073

		21,396,019

Total Health Care		76,313,035

Industrials — 22.1%
Capital Goods — 10.0%
59,000	Acuity Brands, Inc.	6,944,890
265,871	Barnes Group, Inc.	8,069,185
197,186	CIRCOR International, Inc.	13,276,533
142,000	EnPro Industries, Inc.	8,595,260
311,900	John Bean Technologies Corp.	8,773,747
154,371	RBC Bearings, Inc.[1]	8,752,836
183,327	Watts Water Technologies, Inc.[1]	10,678,798

		65,091,249

Commercial & Professional Services — 12.1%
408,950	FTI Consulting, Inc.	14,296,892
162,915	G & K Services, Inc. — Class A	9,022,233
843,600	Interface, Inc.[2]	13,615,704
696,700	Kforce, Inc.	13,634,419
318,402	McGrath RentCorp	10,889,348
359,075	Mobile Mini, Inc.	12,556,853
251,900	Paylocity Corp.[1,2]	4,949,835

		78,965,284

Total Industrials		144,056,533

Information Technology — 8.9%
Semiconductors & Semiconductor Components — 1.1%
356,950	Teradyne, Inc.[1,2]	6,921,260

Software & Services — 4.5%
1,096,045	Brightcove, Inc.[1]	6,115,931
279,725	Fair Isaac Corp.	15,412,848
563,796	Sapient Corp.[1]	7,893,144

		29,421,923

Technology Hardware & Equipment — 3.3%
558,500	Ciena Corp.[2]	9,338,120
3,992,900	Quantum Corp.[1]	4,631,764
269,803	Super Micro Computer, Inc.[1]	7,937,604

		21,907,488

Total Information Technology		58,250,671

Materials — 4.8%
1,570,296	Headwaters, Inc.[1]	19,691,512

438,922	OM Group, Inc.[1]	11,390,026

		31,081,538

See accompanying notes.		CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Shares		Value
Utilities — 3.4%
257,300	NorthWestern Corp.	$ 11,671,128
211,150	Southwest Gas Corp.	10,257,667
Total Utilities		21,928,795

Total Common Stock (Cost $547,553,549)		632,160,210

Short-Term Investments — 3.8%
12,528,456	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	12,528,456
12,222,689	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	12,222,689

Total Short-Term Investments (Cost $24,751,145)		24,751,145

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.8% (Cost $572,304,694)		656,911,355

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.1%
Repurchase Agreements — 2.9%
$4,771,312	With Barclays: at 0.01%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $4,771,313 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $239,326 - $1,334,371, coupon rates ranging from 1.25% - 3.38%, 01/31/19 - 05/15/44; total market value $4,866,739)	$4,771,312
4,771,312	With Credit Agricole: at 0.01%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $4,771,313 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $530,110 - $3,155,428, coupon rates ranging from 0.00% - 1.38%, 04/30/16 - 01/31/20: total market value $4,866,738)	4,771,312

Principal		Value
Repurchase Agreements — (continued)
$4,771,312	With HSBC: at 0.00%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $4,771,312 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $37 - $635,397, coupon rates ranging from 0.00% - 7.63%, 07/31/18 - 05/15/44; total market value $4,866,741)	$4,771,312
4,675,770	With Mizuho: at 0.05%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $4,675,776 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $36 - $1,467,523, coupon rates ranging from 0.63% - 7.88%, 02/15/20 - 09/30/21; total market value $4,769,287)	4,675,770

Total Repurchase Agreements		18,989,706

Time Deposits — 0.2%
$1,100,000 Canadian Imperial Time Deposit, 0.01%, 10/01/14		1,100,000

Total Time Deposits		1,100,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $20,089,706)		20,089,706

Total Investments — 103.9% (Cost $592,394,400)[4]		677,001,061	[5]
Liabilities in Excess of Other Assets — (3.9%)		(25,379,302)

Total Net Assets — 100.0%		$651,621,759

See accompanying notes.		CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$632,160,210	$632,160,210	—	—
Short-Term Investments	24,751,145	24,751,145	—	—
Short-Term
Investments Held as Collateral for Loaned Securities	20,089,706	—	$20,089,706	—

Total	$677,001,061	$656,911,355	$20,089,706	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $598,119,054. At September 30, 2014, net unrealized appreciation was $78,882,007. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $100,650,212, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $21,768,205.

[5]

At September 30, 2014, the market value of securities on loan for the CRM Small Cap Value Fund was $19,525,221. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 96.9%
Consumer Discretionary — 13.5%
Automobiles & Components — 1.5%
459,709	Cooper Tire & Rubber Co.	$13,193,648

Consumer Durables & Apparel — 4.4%
216,770	PVH Corp.	26,261,686
432,928	Steven Madden Ltd.[1]	13,953,269

		40,214,955

Consumer Services — 4.0%
472,198	Burger King Worldwide, Inc.[2]	14,005,393
278,013	Six Flags Entertainment Corp.	9,560,867
145,419	Vail Resorts, Inc.	12,616,552

		36,182,812

Retailing — 3.6%
548,514	Ann, Inc.[1]	22,560,381
772,725	Ascena Retail Group, Inc.[1]	10,277,243

		32,837,624

Total Consumer Discretionary		122,429,039

Consumer Staples — 2.2%
246,800	TreeHouse Foods, Inc.[1]	19,867,400

Total Consumer Staples		19,867,400

Energy — 4.3%
122,400	Oceaneering International, Inc.	7,976,808
170,931	SemGroup Corp. — Class A	14,233,424
216,851	Whiting Petroleum Corp.[1]	16,816,795

Total Energy		39,027,027

Financials — 19.5%
Banks — 14.0%
688,669	BankUnited, Inc.	20,997,518
249,060	City National Corp.	18,846,370
1,754,610	First Horizon National Corp.	21,546,611
471,960	Hancock Holding Co.	15,126,318
1,442,694	KeyCorp.	19,231,111
1,060,980	TFS Financial Corp.[1]	15,193,234
994,620	Umpqua Holdings Corp.	16,381,391

		127,322,553

Diversified Financials — 2.2%
863,932	E*trade Financial Corp.[1]	19,516,224

Insurance — 1.4%
227,229	American Financial Group, Inc.	13,154,286

Real Estate Investment Trusts — 1.9%
573,650	CBS Outdoor Americas, Inc.	17,175,081

Total Financials		177,168,144

Health Care — 9.0%
Health Care Equipment & Services — 3.4%
141,902	Cooper Companies, Inc. (The)	22,101,237
171,900	STERIS Corp.	9,275,724

		31,376,961

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
320,395	Hospira, Inc.[1]	$16,670,152
883,725	QIAGEN N.V.[1,2]	20,122,418
147,949	Techne Corp.	13,840,629

		50,633,199

Total Health Care		82,010,160

Industrials — 21.5%
Capital Goods — 21.5%
318,460	Crane Co.	20,129,857
1,443,246	Exelis, Inc.	23,871,289
367,807	Generac Holdings, Inc.[1,2]	14,910,896
341,870	ITT Corp.	15,363,638
165,655	Lincoln Electric Holdings, Inc.	11,452,558
466,810	Manitowoc Co., Inc. (The)[2]	10,946,695
178,055	MSC Industrial Direct Co., Inc. — Class A	15,216,580
195,669	Pall Corp.	16,377,495
182,700	Snap-On, Inc.	22,121,316
521,652	Timken Co. (The)	22,112,828
56,630	Vectrus, Inc.[1]	1,105,990
279,637	WESCO International, Inc.[1]	21,884,392

		195,493,534

Total Industrials		195,493,534

Information Technology — 13.1%
Software & Services — 11.0%
422,836	AOL, Inc.[1]	19,006,478
498,310	Broadridge Financial Solutions, Inc.	20,744,645
994,627	Nuance Communications, Inc.[1]	15,332,175
502,590	PTC, Inc.[1]	18,545,571
474,809	Verint Systems, Inc.[1]	26,404,129

		100,032,998

Technology Hardware & Equipment — 2.1%
726,183	Ingram Micro, Inc.[1]	18,742,783

Total Information Technology		118,775,781

Materials — 9.0%
137,835	Airgas, Inc.	15,251,443
435,340	Axiall Corp.	15,589,525
244,170	FMC Corp.	13,964,082
730,040	Huntsman Corp.	18,973,740
406,320	RPM International, Inc.	18,601,330

Total Materials		82,380,120

Utilities — 4.8%
459,252	American Water Works Co., Inc.	22,149,724
462,112	MDU Resources Group, Inc.	12,851,335
241,828	UIL Holdings Corp.	8,560,711

Total Utilities		43,561,770

Total Common Stock (Cost $736,876,558)		880,712,975

See accompanying notes.		CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Shares		Value
Short-Term Investments — 3.1%
17,311,979	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	$17,311,979
11,207,340	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	11,207,340

Total Short-Term Investments (Cost $28,519,319)		28,519,319

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.0% (Cost $765,395,877)		909,232,294

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.2%
Repurchase Agreements — 3.1%
$6,853,573	With Barclays: at 0.01%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $6,853,575 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $343,771 - $1,916,707, coupon rates ranging from 1.25% - 3.38%, 01/31/19 - 05/15/44; total market value $6,990,645)	$6,853,573
242,828	With Citibank: at 0.00%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $242,828 (collateralized by U.S. Treasury Notes, par values ranging from $5 - $31,317, coupon rates ranging from 0.25% - 4.88%, 10/15/14 - 05/15/24; total market value $247,685)	242,828
6,853,573	With Credit Agricole: at 0.01%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $6,853,575 (collateralized by U.S. Treasury Notes, par values ranging from $761,457 - $4,532,496, coupon rates ranging from 0.00% - 1.38%, 04/30/16 - 01/31/20; total market value $6,990,645)	6,853,573

Principal		Value
Repurchase Agreements — (continued)
$6,853,573	With HSBC: at 0.00%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $6,853,573 (collateralized by U.S. Treasuries, par values ranging from $53 - $955,069, coupon rates ranging from 0.00% - 7.63%, 07/31/18 - 05/15/44; total market value $6,990,649)	$ 6,853,573
6,853,573	With Mizuho: at 0.05%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $6,853,582 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $53 - $2,151,041, coupon rates ranging from 0.63% - 7.88%, 02/15/20 - 09/30/21; total market value $6,990,646)	6,853,573

Total Repurchase Agreements		27,657,120

Time Deposits — 0.1%
1,200,000	Canadian Imperial Time Deposit, 0.01%, 10/01/14	1,200,000

Total Time Deposits		1,200,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $28,857,120)		28,857,120

Total Investments — 103.2% (Cost $794,252,997)[4]		938,089,414	[5]
Liabilities in Excess of Other Assets — (3.2%)		(29,377,393)

Total Net Assets — 100.0%		$908,712,021

See accompanying notes.		CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$880,712,975	$880,712,975	—	—
Short-Term Investments	28,519,319	28,519,319	—	—
Short-Term Investments Held as Collateral for Loaned Securities	28,857,120	—	$28,857,120	—

Total	$938,089,414	$909,232,294	$28,857,120	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $800,135,665. At September 30, 2014, net unrealized appreciation was $137,953,749. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $169,007,076, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $31,053,327.

[5]

At September 30, 2014, 2014, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $28,242,347. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 11.7%
Consumer Durables & Apparel — 6.8%
380,186	Mohawk Industries, Inc.[1]	$51,256,677
939,801	Newell Rubbermaid, Inc.	32,338,552
515,947	PVH Corp.	62,506,979

		146,102,208

Retailing — 4.9%
580,500	Dollar Tree, Inc.[1]	32,548,635
1,096,800	Gap, Inc. (The)	45,725,592
473,050	Macy’s, Inc.	27,522,049

		105,796,276

Total Consumer Discretionary		251,898,484

Energy — 6.7%
2,114,208	Cameco Corp.[2]	37,336,913
490,362	Oceaneering International, Inc.	31,956,892
1,603,700	Weatherford International PLC[1]	33,356,960
530,750	Whiting Petroleum Corp.[1]	41,159,662

Total Energy		143,810,427

Financials — 22.6%
Banks — 9.8%
508,650	City National Corp.	38,489,546
2,551,550	KeyCorp.	34,012,161
6,895,000	Regions Financial Corp.	69,225,800
1,837,335	SunTrust Banks, Inc.	69,873,850

		211,601,357

Diversified Financials — 8.1%
1,817,900	E*trade Financial Corp.[1]	41,066,361
822,750	Invesco Ltd.	32,482,170
1,045,481	NASDAQ OMX Group, Inc. (The)	44,349,304
755,950	State Street Corp.	55,645,480

		173,543,315

Insurance — 4.7%
1,259,350	Hartford Financial Services Group, Inc.	46,910,787
1,585,700	Unum Group	54,516,366

		101,427,153

Total Financials		486,571,825

Health Care — 9.3%
Health Care Equipment & Services — 5.6%
594,550	Cardinal Health, Inc.	44,543,686
900,478	CareFusion Corp.[1]	40,746,630
574,077	St. Jude Medical, Inc.	34,519,250

		119,809,566

Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
775,044	Hospira, Inc.[1]	40,325,539
1,072,500	Zoetis, Inc.	39,628,875

		79,954,414

Total Health Care		199,763,980

Shares		Value
Industrials — 20.7%
Capital Goods — 16.3%
866,000	Crane Co.	$54,739,860
379,125	Dover Corp.	30,455,111
991,200	Generac Holdings, Inc.[1,2]	40,183,248
27,400	ITT Corp.	1,231,356
525,283	MSC Industrial Direct Co., Inc. — Class A	44,890,685
554,700	Pall Corp.	46,428,390
663,465	Pentair PLC	43,450,323
194,800	WW Grainger, Inc.	49,021,420
1,163,600	Xylem, Inc.	41,296,164

		351,696,557

Commercial & Professional Services — 3.1%
1,502,000	Tyco International Ltd.	66,944,140

Transportation — 1.3%
1,117,250	Hertz Global Holdings, Inc.[1]	28,366,978

Total Industrials		447,007,675

Information Technology — 7.7%
Semiconductors & Semiconductor Equipment — 1.0%
478,900	Microchip Technology, Inc.[2]	22,618,447

Software & Services — 3.2%
1,514,000	Nuance Communications, Inc.[1]	23,338,310
1,215,925	PTC, Inc.[1]	44,867,632

		68,205,942

Technology Hardware & Equipment — 3.5%
1,549,350	Ingram Micro, Inc.[1]	39,988,724
550,200	Motorola Solutions, Inc.	34,816,656

		74,805,380

Total Information Technology		165,629,769

Materials — 10.5%
406,100	Airgas, Inc.	44,934,965
362,550	Ashland, Inc.	37,741,455
842,700	Axiall Corp.	30,177,087
871,050	Crown Holdings, Inc.[1]	38,779,146
583,600	FMC Corp.	33,376,084
1,559,350	Huntsman Corp.	40,527,507

Total Materials		225,536,244

Utilities — 6.6%
1,031,593	American Water Works Co., Inc.	49,753,731
923,937	NiSource, Inc.	37,862,938
687,251	Northeast Utilities	30,445,219
1,123,215	Questar Corp.	25,036,462

Total Utilities		143,098,350

Total Common Stock (Cost $1,718,170,520)		2,063,316,754

Short-Term Investments — 3.4%
35,570,599	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	35,570,599

See accompanying notes.		CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
37,165,095	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	$37,165,095

Total Short-Term Investments (Cost $72,735,694)		72,735,694

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.2% (Cost $1,790,906,214)		2,136,052,448

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.0%
Repurchase Agreements — 1.9%
$9,963,820	With Barclays: at 0.01%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $9,963,823 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $499,779 - $2,786,535, coupon rates ranging from 1.25% - 3.38%, 01/31/19 - 05/15/44; total market value $10,163,098)	$9,963,820
9,963,820	With Credit Agricole: at 0.01%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $9,963,823 (collateralized by U.S. Treasury Notes, par values ranging from $1,107,016 - $6,589,406, coupon rates ranging from 0.00% - 1.38%, 04/30/16 - 01/31/20; total market value $10,163,097)	9,963,820
9,963,820	With HSBC: at 0.00%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $9,683,820 (collateralized by U.S. Treasuries, par values ranging from $76 - $1,388,493, coupon rates ranging from 0.0% - 7.63%, 07/31/18 - 05/15/44; total market value $10,163,103)	9,963,820

Principal		Value
Repurchase Agreements — (continued)
9,461,407	With Mizuho: at 0.05%, dated 09/30/14, to be repurchased on 10/01/14, repurchase price $9,461,420 (collateralized by U.S. Treasury Bonds and Notes, par values ranging from $73 - $2,969,528, coupon rates ranging from 0.63% -7.88%, 02/15/20 - 09/30/21; total market value $9,650,637)	$9,461,407

Total Repurchase Agreements		39,352,867

Time Deposits — 0.1%
1,500,000	Canadian Imperial Time Deposit, 0.01%, 10/01/14	1,500,000
1,100,000	Royal Bank of Canada Time Deposit, 0.01%, 10/01/14	1,100,000

Total Time Deposits		2,600,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $41,952,867)		41,952,867

Total Investments — 101.2% (Cost $1,832,859,081)[4]		2,178,005,315	[5]
Liabilities in Excess of Other Assets — (1.2%)		(25,682,382)

Total Net Assets — 100.0%		$2,152,322,933

See accompanying notes.		CRM Funds
8

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$2,063,316,754	$2,063,316,754	—	—
Short-Term Investments	72,735,694	72,735,694	—	—
Short-Term Investments Held as Collateral for Loaned Securities	41,952,867	—	$41,952,867	—

Total	$2,178,005,315	$2,136,052,448	$41,952,867	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $1,847,116,776. At September 30, 2014, net unrealized appreciation was $330,888,539. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $390,724,346, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $59,835,807.

[5]

At September 30, 2014, the market value of securities on loan for the CRM Mid Cap Value Fund was $41,088,305. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 98.8%
Consumer Discretionary — 12.5%
Consumer Durables & Apparel — 5.2%
6,000	Mohawk Industries, Inc.[1]	$808,920
8,400	PVH Corp.	1,017,660

		1,826,580

Media — 4.1%
27,300	CBS Corp. — Class B	1,460,550

Retailing — 3.2%
17,100	Gap, Inc. (The)	712,899
7,300	Macy’s, Inc.	424,714

		1,137,613

Total Consumer Discretionary		4,424,743

Consumer Services — 1.5%
Hotels, Restaurants & Leisure — 1.5%
7,500	Yum! Brands, Inc.	539,850

Total Consumer Services		539,850

Consumer Staples — 8.2%
Food & Drug Retailing — 1.9%
11,000	Walgreen Co.	651,970

Food, Beverage & Tobacco — 1.8%
18,950	Mondelez International, Inc. — Class A	649,322

Household & Personal Products — 4.5%
6,900	Estee Lauder Companies, Inc. (The) — Class A	515,568
12,800	Procter & Gamble Co. (The)	1,071,872

		1,587,440

Total Consumer Staples		2,888,732

Energy — 7.9%
6,800	Anadarko Petroleum Corp.	689,792
28,070	Cameco Corp.	495,716
5,380	Occidental Petroleum Corp.	517,287
25,600	Weatherford International PLC[1,2]	532,480
7,300	Whiting Petroleum Corp.[1]	566,115

Total Energy		2,801,390

Financials — 22.8%
Banks — 12.9%
48,200	Bank of America Corp.	821,810
23,300	JPMorgan Chase & Co.	1,403,592
115,200	Regions Financial Corp.	1,156,608
30,900	SunTrust Banks, Inc.	1,175,127

		4,557,137

Diversified Financials — 5.0%
2,900	Intercontinental Exchange Group, Inc.	565,645
16,225	State Street Corp.	1,194,322

		1,759,967

Shares		Value
Financials — (continued)
Insurance — 4.9%
24,850	Hartford Financial Services Group, Inc.	$925,663
15,070	MetLife, Inc.	809,560

		1,735,223

Total Financials		8,052,327

Health Care — 14.9%
Health Care Equipment & Services — 1.9%
11,250	St. Jude Medical, Inc.	676,463

Pharmaceuticals & Biotechnology — 1.6%
3,800	Perrigo Co. PLC[2]	570,722

Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
3,150	Allergan, Inc.	561,298
12,790	Hospira, Inc.[1]	665,464
11,000	Johnson & Johnson	1,172,490
33,000	Pfizer, Inc.	975,810
17,500	Zoetis, Inc.	646,625

		4,021,687

Total Health Care		5,268,872

Industrials — 13.7%
Capital Goods — 10.7%
14,100	Danaher Corp.	1,071,318
6,900	Dover Corp.	554,277
9,000	Eaton Corp. PLC[2]	570,330
34,100	General Electric Co.	873,642
7,400	Honeywell International, Inc.	689,088

		3,758,655

Commercial & Professional Services — 3.0%
24,050	Tyco International Ltd.	1,071,908

Total Industrials		4,830,563

Information Technology — 12.7%
Semiconductors & Semiconductor Components — 2.4%
20,600	Broadcom Corp.	832,652

Software & Services — 5.4%
1,910	Google, Inc. — Class C1	1,102,758
10,700	MasterCard, Inc.	790,944

		1,893,702

Technology Hardware & Equipment — 4.9%
5,490	Apple, Inc.	553,117
8,900	Motorola Solutions, Inc.	563,192
11,300	TE Connectivity Ltd.	624,777

		1,741,086

Total Information Technology		4,467,440

Materials — 4.6%
12,400	Air Products & Chemicals, Inc.	1,614,232

Total Materials		1,614,232

Total Common Stock (Cost $29,865,419)		34,888,149

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

Shares		Value
Short-Term Investments — 1.2%
300,332	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	$300,332
111,699	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	111,699

Total Short-Term Investments (Cost $412,031)		412,031

Total Investments — 100.0% (Cost $30,277,450)[4]		35,300,180
Liabilities in Excess of Other Assets — 0.0%		(1,022)

Total Net Assets — 100.0%		$35,299,158

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$34,888,149	$34,888,149	—	—
Short-Term Investments	412,031	412,031	—	—

Total	$35,300,180	$35,300,180	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $30,535,079. At September 30, 2014, net unrealized appreciation was $4,765,101. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,382,541, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $617,440.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 95.4%
Consumer Discretionary — 10.0%
Consumer Durables & Apparel — 3.9%
3,500	Mohawk Industries, Inc.[1]	$471,870
11,250	PVH Corp.	1,362,938

		1,834,808

Media — 4.0%
34,800	CBS Corp. — Class B	1,861,800

Retailing — 2.1%
23,350	Gap, Inc. (The)	973,461

Total Consumer Discretionary		4,670,069

Consumer Staples — 5.0%
Food & Staples Retailing — 1.9%
15,300	Walgreen Co.	906,831

Food, Beverage & Tobacco — 1.5%
20,300	Mondelez International, Inc. — Class A	695,580

Household & Personal Products — 1.6%
8,600	Procter & Gamble Co. (The)	720,164

Total Consumer Staples		2,322,575

Energy — 8.5%
45,200	Cameco Corp.	798,232
7,000	EOG Resources, Inc.	693,140
10,150	Occidental Petroleum Corp.	975,922
33,700	Weatherford International PLC[1]	700,960
10,800	Whiting Petroleum Corp.[1]	837,540

Total Energy		4,005,794

Financials — 19.0%
Banks — 11.6%
90,000	First Horizon National Corp.	1,105,200
20,800	JPMorgan Chase & Co.	1,252,992
161,500	Regions Financial Corp.	1,621,460
38,300	SunTrust Banks, Inc.	1,456,549

		5,436,201

Diversified Financials — 3.8%
2,400	Intercontinental Exchange Group, Inc.	468,120
17,700	State Street Corp.	1,302,897

		1,771,017

Insurance — 3.6%
29,400	Hartford Financial Services Group, Inc.	1,095,150
16,900	Unum Group	581,022

		1,676,172

Total Financials		8,883,390

Health Care — 15.5%
Health Care Equipment & Services — 3.3%
20,000	CONMED Corp.	736,800

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
15,000	STERIS Corp.	$809,400

		1,546,200

Pharmaceuticals, Biotechnology & Life Sciences — 12.2%
34,700	Catalent, Inc.[1]	868,541
18,970	Hospira, Inc.[1]	987,009
14,000	Johnson & Johnson	1,492,260
45,900	Pfizer, Inc.	1,357,263
27,288	Zoetis, Inc.	1,008,292

		5,713,365

Total Health Care		7,259,565

Industrials — 17.5%
Capital Goods — 13.0%
13,550	Crane Co.	856,495
12,800	Danaher Corp.	972,544
12,100	Eaton Corp. PLC[2]	766,777
62,670	Exelis, Inc.	1,036,562
7,900	MSC Industrial Direct Co., Inc. — Class A	675,134
9,950	Pall Corp.	832,815
13,740	Pentair PLC	899,833
2,462	Vectrus, Inc.[1]	48,076

		6,088,236

Commercial & Professional Services — 4.5%
40,000	Interface, Inc.	645,600
32,400	Tyco International Ltd.	1,444,068

		2,089,668

Total Industrials		8,177,904

Information Technology — 10.6%
Software & Services — 9.1%
24,650	Broadridge Financial Solutions, Inc.	1,026,179
2,075	Google, Inc. — Class A1	1,220,951
25,500	PTC, Inc.[1]	940,950
19,600	Verint Systems, Inc.[1]	1,089,956

		4,278,036

Technology Hardware & Equipment — 1.5%
7,000	Apple, Inc.	705,250

Total Information Technology		4,983,286

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

Shares		Value
Materials — 7.7%
14,800	Air Products & Chemicals, Inc.	$1,926,664
12,600	FMC Corp.	720,594
36,900	Huntsman Corp.	959,031

Total Materials		3,606,289

Utilities — 1.6%
15,700	American Water Works Co., Inc.	757,211

Total Utilities		757,211

Total Common Stock (Cost $37,569,822)		44,666,083

Short-Term Investments — 4.6%
1,029,670	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	1,029,670
1,102,928	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	1,102,928

Total Short-Term Investments (Cost $2,132,598)		2,132,598

Total Investments — 100.0% (Cost $39,702,420)[4]		46,798,681
Other Assets in Excess of Liabilities — 0.0%		20,368

Total Net Assets — 100.0%		$46,819,049

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$44,666,083	$44,666,083	—	—
Short-Term Investments	2,132,598	2,132,598	—	—

Total	$46,798,681	$46,798,681	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $39,942,078. At September 30, 2014, net unrealized appreciation was $6,856,603. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,694,648, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $838,045.

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 94.4%
Belgium — 2.1%
2,025	KBC Groep N.V.[1]	$107,845

Total Belgium		107,845

Canada — 1.9%
5,500	Cameco Corp.	97,130

Total Canada		97,130

Colombia — 2.1%
7,900	Grupo Aval Acciones y Valores	107,045

Total Colombia		107,045

France — 2.2%
1,025	Sanofi	115,948

Total France		115,948

Germany — 3.5%
1,050	Adidas AG	78,578
550	Linde AG	105,696

Total Germany		184,274

Ireland — 5.3%
1,475	Eaton Corp. PLC[2]	93,471
1,260	Pentair PLC[2]	82,517
4,800	Weatherford International PLC[1,2]	99,840

Total Ireland		275,828

Japan — 8.1%
6,000	Hitachi Kokusai Electric, Inc.	84,577
18,000	Hitachi Ltd.	137,452
14,000	Isuzu Motors Ltd.	197,857

Total Japan		419,886

Netherlands — 1.4%
1,200	Koninklijke DSM N.V.	74,048

Total Netherlands		74,048

Philippines — 1.4%
193,800	SM Prime Holdings, Inc.	75,486

Total Philippines		75,486

South Korea — 2.4%
700	Hyundai Motor Co.	126,368

Total South Korea		126,368

Switzerland — 4.3%
1,075	Nestle SA	79,102
3,300	Tyco International Ltd.	147,081

Total Switzerland		226,183

Turkey — 1.1%
53,900	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	56,349

Total Turkey		56,349

United Kingdom — 5.3%
36,900	Barclays PLC[2]	136,061

Shares		Value
United Kingdom — (continued)
23,200	ITV PLC[2]	$78,154
3,850	Oxford Instruments PLC[2]	63,662

Total United Kingdom		277,877

United States — 53.3%
1,675	Air Products & Chemicals, Inc.	218,052
3,100	CBS Corp. — Class B	165,850
1,375	City National Corp.	104,046
3,050	Cooper Tire & Rubber Co.	87,535
8,275	Exelis, Inc.	136,868
250	Google, Inc. — Class A1	147,103
3,050	Hartford Financial Services Group, Inc.	113,612
3,700	Huntsman Corp.	96,163
1,950	Johnson & Johnson	207,850
1,900	Mondelez International, Inc. — Class A	65,104
775	Occidental Petroleum Corp.	74,516
4,650	Pfizer, Inc.	137,501
1,450	Procter & Gamble Co. (The)	121,423
2,300	PTC, Inc.[1]	84,870
1,475	PVH Corp.	178,696
16,850	Regions Financial Corp.	169,174
2,925	SunTrust Banks, Inc.	111,238
3,500	Unum Group	120,330
320	Vectrus, Inc.[1]	6,244
2,200	Verint Systems, Inc.[1]	122,342
1,800	Walgreen Co.	106,686
1,300	Whiting Petroleum Corp.[1]	100,815
2,700	Zoetis, Inc.	99,765

Total United States		2,775,783

Total Common Stock (Cost $4,647,657)		4,920,050

Short-Term Investments — 5.5%
135,240	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[3]	135,240
148,282	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	148,282

Total Short-Term Investments (Cost $283,522)		283,522

Total Investments — 99.9% (Cost $4,931,179)[4]		5,203,572
Other Assets in Excess of Liabilities — 0.1%		6,605

Total Net Assets — 100.0%		$5,210,177

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Belgium	$107,845	$107,845	—	—
Canada	97,130	97,130	—	—
Colombia	107,045	107,045	—	—
France	115,948	115,948	—	—
Germany	184,274	184,274	—	—
Ireland	275,828	275,828	—	—
Japan	419,886	419,886	—	—
Netherlands	74,048	74,048	—	—
Philippines	75,486	75,486	—	—
South Korea	126,368	126,368	—	—
Switzerland	226,183	226,183	—	—
Turkey	56,349	56,349	—	—
United Kingdom	277,877	277,877	—	—
United States	2,775,783	2,775,783	—	—
Short-Term Investments	283,522	283,522	—	—

Total	$5,203,572	$5,203,572	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2014 and therefore the Fund did not utilize the external pricing service model adjustments.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $5,012,921. At September 30, 2014, net unrealized appreciation was $190,651. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $472,396, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $281,745.

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
Common Stock — 95.7%
Austria — 1.7%
10,050	Erste Group Bank AG	$230,201

Total Austria		230,201

Belgium — 2.4%
6,095	KBC Groep N.V.[1]	324,600

Total Belgium		324,600

Canada — 5.3%
11,650	Cameco Corp.	205,739
11,050	Cenovus Energy, Inc.	297,278
7,500	Pason Systems, Inc.	209,675

Total Canada		712,692

Chile — 1.6%
27,600	Saci Falabella	208,254

Total Chile		208,254

Colombia — 2.0%
20,200	Grupo Aval Acciones y Valores	273,710

Total Colombia		273,710

France — 8.0%
3,375	BioMerieux	349,423
1,350	Cie Generale des Etablissements Michelin	127,339
1,600	LVMH Moet Hennessy Louis Vuitton SA	260,089
3,025	Sanofi	342,186

Total France		1,079,037

Germany — 13.0%
3,700	Adidas AG	276,894
21,300	Deutsche Telekom AG	322,837
4,150	Fresenius Medical Care AG & Co KGAA	289,865
1,600	Linde AG	307,479
7,520	Talanx AG	250,230
1,450	Volkswagen AG	301,087

Total Germany		1,748,392

India — 1.6%
3,500	Infosys Technologies Ltd., ADR[2]	211,715

Total India		211,715

Italy — 3.2%
12,983	Ansaldo STS SpA	146,686
11,400	Azimut Holding SpA	288,409

Total Italy		435,095

Japan — 16.2%
9,400	Bridgestone Corp.	310,434
2,200	Disco Corp.	149,442
18,000	Hitachi Kokusai Electric, Inc.	253,731
42,000	Hitachi, Ltd.	320,720
29,650	Isuzu Motors Ltd.	419,033

Shares		Value
Japan — (continued)
18,300	NTT Docomo, Inc.	$305,431
8,800	Tokio Marine Holdings, Inc.	273,007
6,600	Unicharm Corp.	150,475

Total Japan		2,182,273

Mexico — 1.5%
95,093	Compartamos SAB de CV	203,561

Total Mexico		203,561

Netherlands — 2.0%
4,350	Koninklijke DSM N.V.	268,424

Total Netherlands		268,424

Philippines — 4.5%
105,210	Metropolitan Bank & Trust Co.	203,492
147,700	Robinsons Retail Holdings, Inc.	208,332
498,000	SM Prime Holdings, Inc.	193,973

Total Philippines		605,797

Singapore — 1.3%
12,000	DBS Group Holdings Ltd.	173,270

Total Singapore		173,270

South Korea — 2.2%
1,675	Hyundai Motor Co.	302,381

Total South Korea		302,381

Spain — 1.6%
35,802	CaixaBank SA	218,007

Total Spain		218,007

Sweden — 3.2%
18,650	Sandvik AB	210,381
19,950	Volvo AB	216,890

Total Sweden		427,271

Switzerland — 5.2%
3,775	Nestle SA	277,777
1,425	Roche Holding AG	422,559

Total Switzerland		700,336

Turkey — 1.6%
204,750	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	214,054

Total Turkey		214,054

United Kingdom — 17.6%
23,400	Aberdeen Asset Management PLC[3]	151,928
117,800	Barclays PLC[3]	434,362
6,600	Bunzl PLC	172,262
48,000	Direct Line Insurance Group PLC[3]	228,931
100,500	ITV PLC[3]	338,557
13,550	Oxford Instruments PLC[3]	224,058
20,285	Rolls-Royce Holdings PLC[3]	317,174

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Shares		Value
United Kingdom — (continued)
4,400	SABMiller PLC[3]	$244,520
44,500	Sage Group PLC (The)[3]	263,602

Total United Kingdom		2,375,394

Total Common Stock (Cost $12,374,850)		12,894,464

Short-Term Investments — 2.6%
96,608	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.05%[4]	96,608
248,159	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	248,159

Total Short-Term Investments (Cost $344,767)		344,767

Total Investments — 98.3% (Cost $12,719,617)[5]		13,239,231
Other Assets in Excess of Liabilities — 1.7%		230,237

Total Net Assets — 100.0%		$13,469,468

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$230,201	$230,201	—	—
Belgium	324,600	324,600	—	—
Canada	712,692	712,692	—	—
Chile	208,254	208,254	—	—
Colombia	273,710	273,710	—	—
France	1,079,037	1,079,037	—	—
Germany	1,748,392	1,748,392	—	—
India	211,715	211,715	—	—
Italy	435,095	435,095	—	—
Japan	2,182,273	2,182,273	—	—
Mexico	203,561	203,561	—	—
Netherlands	268,424	268,424	—	—
Philippines	605,797	605,797	—	—
Singapore	173,270	173,270	—	—
South Korea	302,381	302,381	—	—
Spain	218,007	218,007	—	—
Sweden	427,271	427,271	—	—
Switzerland	700,336	700,336	—	—
Turkey	214,054	214,054	—	—
United Kingdom	2,375,394	2,375,394	—	—
Short-Term Investments	344,767	344,767	—	—

Total	$13,239,231	$13,239,231	—	—

See accompanying notes.		CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2014 and therefore the Fund did not utilize the external pricing service model adjustments.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

 The cost for Federal income tax purposes was $12,750,158. At September 30, 2014, net unrealized appreciation was $489,073. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,432,025, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $942,952.

See accompanying notes.		CRM Funds
18

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/25/2014

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	11/25/2014

* Print the name and title of each signing officer under his or her signature.